Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets
	December 31,
	2019	2018
	$	$
Prepaid insurance	791	832
Prepaid inventory	175	175
Other	245	203
	1,211	1,210